Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital
Schedule of Weighted Average Assumptions Were Used for the Black-Scholes Valuation of Stock Options Granted	The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Year ended December 31,	Six month fiscal period ended December 31,	Year ended June 30,
	2025	2024	2024
Expected stock price volatility	106%	90%	78%
Risk-free interest rate	4.00%	2.90%	4.37%
Dividend yield	—	—	—
Expected life of options	5 years	5 years	5 years
Grant price	$1.54	$1.26	$2.87
Exercise price	$1.54	$1.26	$2.87
Forfeiture rate	—	—	—

Summary of Stock Option Transactions

The following table summarizes the Option activity for the year ended December 31, 2025:

	Number of options	Weighted average exercise price
June 30, 2024	9,070,000	$3.43
Options granted	1,927,246	$1.26
Options exercised	(450,000)	$1.06
Options modified(1)	1,000,000	$1.36
Options expired	(900,000)	$3.27
December 31, 2024	10,647,246	$2.80
Options granted	2,806,452	$1.54
Options exercised	(1,250,000)	$2.44
Options expired	(525,000)	$5.83
December 31, 2025	11,678,698	$2.40
(1)
On September 1, 2024, 2,000,000 Options were granted to a corporation controlled by an officer of the Company, with an exercise price of $1.36 for a period of 5 years. 666,667 Options vested on September 1, 2024, 666,667 Options vested on September 1, 2025, and 666,666 Options will vest on September 1, 2026. These Options were designated as a replacement for 1,000,000 Options with an exercise price of $2.97 previously granted on September 25, 2023. The newly issued Options are treated as a modification of the original Options. The Company will recognize share-based compensation expense for any incremental fair value, as determined immediately before the modification, in addition to the grant-date fair value of the original award.

Summary of Stock Options Outstanding and Exercisable

The following table summarizes Options outstanding and exercisable at December 31, 2025:

Options Outstanding			Options Exercisable
Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
400,000	0.05	$2.66	400,000	$2.66
200,000	0.55	$4.78	200,000	$4.78
200,000	1.18	$4.94	200,000	$4.94
170,000	1.21	$6.52	170,000	$6.52
100,000	1.28	$7.45	100,000	$7.45
2,875,000	2.28	$3.77	2,875,000	$3.77
150,000	2.40	$3.85	150,000	$3.85
750,000	2.74	$2.97	583,332	$2.97
100,000	3.30	$1.07	50,000	$1.07
1,063,394	3.61	$1.13	354,465	$1.13
2,000,000	3.67	$1.36	1,333,334	$1.36
863,852	3.97	$1.42	487,951	$1.42
1,598,853	4.24	$1.35	300,000	$1.35
557,599	4.25	$1.27	—	$1.27
400,000	4.48	$1.78	100,000	$1.78
250,000	4.63	$2.92	—	$2.92
11,678,698	3.14	$2.40	7,304,082	$2.95

Summary of RSU and DSU Activity	The following table summarizes the RSU activity for the year ended December 31, 2025:

	Number of RSUs	Weighted average grant date fair value
June 30, 2024	—	$—
Granted	1,780,614	$1.18
December 31, 2024	1,780,614	$1.18
Granted	1,463,192	$1.33
Vested	(717,221)	$1.18
Forfeited	(35,354)	$1.13
December 31, 2025	2,491,231	$1.27

The following table summarizes the DSU activity for the year ended December 31, 2025:

	Number of DSUs	Weighted average grant date fair value
June 30, 2024	1,991,004	$3.74
Granted	623,975	$1.20
Conversion of DSUs to common shares	(189,370)	$3.74
December 31, 2024	2,425,609	$3.09
Granted	501,856	$1.35
Conversion of DSUs to common shares	(933,740)	$3.77
December 31, 2025	1,993,725	$2.36

Summary of Share-based Compensation Recorded for Each Type of Award

Share-based compensation recorded for each type of award for the periods indicated is as follows (in thousands):

	Year ended December 31,	Six month fiscal period ended December 31,	Year ended June 30,
	2025	2024	2024
Options	$3,541	$1,469	$2,106
RSUs	1,997	418	—
DSUs	1,051	204	5,831
Total	$6,589	$2,091	$7,937